Retirement Benefit Plans - Reconciliation of Beginning and Ending Balances of Foreign Pension Plan Assets Measured at Fair Value (Detail) - Foreign [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Values of Plan Assets [Line Items]
Plan assets at fair market value - beginning of year	$ 718.4	$ 751.7
Translation gain	90.7	(48.9)
Plan assets at fair market value - end of year	827.1	718.4
Fair Value Measurements at Reporting Date Using: Significant Unobservable Inputs (Level 3) [Member]
Schedule of Fair Values of Plan Assets [Line Items]
Plan assets at fair market value - beginning of year	183.0
Change in fair value of assets	16.8
Net purchases and sales	(5.6)
Translation gain	26.8
Plan assets at fair market value - end of year	$ 221.0	$ 183.0